Fair value measurement - Quantitative information about the significant unobservable inputs used in level 3 fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Contingent consideration liability at fair value	$ 22,100	$ 16,410	$ 15,755	$ 17,570
Expected revenues annual average [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Contingent consideration liability at fair value	$ 222,238
Possible increase in unobservable input, liabilities	10.00%
Possible decrease in unobservable input, liabilities	10.00%
Amount of increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 2,200
Amount of increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	2,200
Contingent consideration [member] | At fair value [member] | Rate before tax [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Contingent consideration liability at fair value	$ 22,100
Range of inputs	9.30
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	0.93%
Amount of increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1,500
Amount of increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 1,500